Vanguard® Long-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (91.6%)
United States Treasury Note/Bond	1.375%	10/31/28	1,880	1,703
United States Treasury Note/Bond	1.500%	11/30/28	2,699	2,462
United States Treasury Note/Bond	5.000%	5/15/37	1,000	1,253
United States Treasury Note/Bond	4.375%	2/15/38	17,822	21,038
United States Treasury Note/Bond	4.500%	5/15/38	16,100	19,255
United States Treasury Note/Bond	4.500%	8/15/39	14,666	17,581
United States Treasury Note/Bond	4.375%	11/15/39	21,600	25,461
United States Treasury Note/Bond	4.625%	2/15/40	24,700	30,053
United States Treasury Note/Bond	1.125%	5/15/40	55,650	40,051
United States Treasury Note/Bond	1.125%	8/15/40	80,300	57,515
United States Treasury Note/Bond	3.875%	8/15/40	9,791	10,825
United States Treasury Note/Bond	1.375%	11/15/40	52,900	39,551
United States Treasury Note/Bond	4.250%	11/15/40	31,000	35,868
United States Treasury Note/Bond	1.875%	2/15/41	112,900	92,102
United States Treasury Note/Bond	2.250%	5/15/41	72,700	62,931
United States Treasury Note/Bond	4.375%	5/15/41	40,863	48,014
United States Treasury Note/Bond	1.750%	8/15/41	166,000	131,451
United States Treasury Note/Bond	3.750%	8/15/41	12,770	13,844
United States Treasury Note/Bond	2.000%	11/15/41	143,000	118,310
United States Treasury Note/Bond	3.125%	11/15/41	24,300	24,110
United States Treasury Note/Bond	2.375%	2/15/42	37,000	32,693
United States Treasury Note/Bond	3.125%	2/15/42	14,000	13,888
United States Treasury Note/Bond	3.000%	5/15/42	40,000	38,887
United States Treasury Note/Bond	2.750%	8/15/42	18,500	17,228
United States Treasury Note/Bond	2.750%	11/15/42	44,000	40,913
United States Treasury Note/Bond	3.125%	2/15/43	46,111	45,491
United States Treasury Note/Bond	2.875%	5/15/43	61,346	58,106
United States Treasury Note/Bond	3.625%	8/15/43	37,264	39,675
United States Treasury Note/Bond	3.750%	11/15/43	20,557	22,294
United States Treasury Note/Bond	3.625%	2/15/44	25,000	26,633
United States Treasury Note/Bond	3.375%	5/15/44	39,500	40,506
United States Treasury Note/Bond	3.125%	8/15/44	44,449	43,789
United States Treasury Note/Bond	3.000%	11/15/44	55,251	53,300
United States Treasury Note/Bond	2.500%	2/15/45	63,900	56,492
United States Treasury Note/Bond	3.000%	5/15/45	35,205	34,001
United States Treasury Note/Bond	2.875%	8/15/45	40,963	38,755
United States Treasury Note/Bond	3.000%	11/15/45	13,600	13,173
United States Treasury Note/Bond	2.500%	2/15/46	26,795	23,726
United States Treasury Note/Bond	2.500%	5/15/46	12,810	11,339
United States Treasury Note/Bond	2.250%	8/15/46	45,600	38,418
United States Treasury Note/Bond	2.875%	11/15/46	33,769	32,101
United States Treasury Note/Bond	3.000%	2/15/47	49,998	48,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/47	1,637	1,595
	United States Treasury Note/Bond	2.750%	8/15/47	33,230	31,018
	United States Treasury Note/Bond	2.750%	11/15/47	47,690	44,523
	United States Treasury Note/Bond	3.000%	2/15/48	24,804	24,359
	United States Treasury Note/Bond	3.125%	5/15/48	59,662	60,090
	United States Treasury Note/Bond	3.000%	8/15/48	41,533	40,812
	United States Treasury Note/Bond	3.375%	11/15/48	73,061	77,216
	United States Treasury Note/Bond	3.000%	2/15/49	50,420	49,971
[1]	United States Treasury Note/Bond	2.875%	5/15/49	50,761	49,167
	United States Treasury Note/Bond	2.250%	8/15/49	66,500	56,806
	United States Treasury Note/Bond	2.375%	11/15/49	46,400	40,774
	United States Treasury Note/Bond	2.000%	2/15/50	66,000	53,233
	United States Treasury Note/Bond	1.250%	5/15/50	80,600	53,675
	United States Treasury Note/Bond	1.375%	8/15/50	109,797	75,503
	United States Treasury Note/Bond	1.625%	11/15/50	124,012	91,071
	United States Treasury Note/Bond	1.875%	2/15/51	125,900	98,615
	United States Treasury Note/Bond	2.375%	5/15/51	148,400	130,569
	United States Treasury Note/Bond	2.000%	8/15/51	147,000	118,657
	United States Treasury Note/Bond	1.875%	11/15/51	134,000	105,022
	United States Treasury Note/Bond	2.250%	2/15/52	61,000	52,384
					2,818,485
Agency Bonds and Notes (7.0%)
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	60,829	46,944
[2]	Fannie Mae Principal Strip	0.000%	8/6/38	7,100	3,827
[2]	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	15,668
[2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,703
[2]	Federal National Mortgage Assn.	0.000%	11/15/30	55,000	41,661
[2]	Federal National Mortgage Assn.	0.000%	10/3/33	8,000	5,383
[2]	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	12,224
[2]	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	10,006
[2]	Freddie Mac Principal Strips	0.000%	3/15/31	75,000	56,149
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	20,000	15,553
					215,118
Nonconventional Mortgage-Backed Securities (0.4%)
[3]	Ginnie Mae	1.100%	1/20/51	14,664	11,839
Total U.S. Government and Agency Obligations (Cost $3,493,920)					3,045,442
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4]	Vanguard Market Liquidity Fund (Cost $9,245)	0.409%		92,468	9,246
Total Investments (99.3%) (Cost $3,503,165)					3,054,688
Other Assets and Liabilities—Net (0.7%)					22,262
Net Assets (100%)					3,076,950
Cost is in $000.
1	Securities with a value of $6,927,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2022	410	57,682	(4,387)
Ultra Long U.S. Treasury Bond	June 2022	1,132	181,615	(10,386)
				(14,773)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(725)	(86,388)	2,976
Ultra 10-Year U.S. Treasury Note	June 2022	(1,554)	(200,466)	9,085
				12,061
				(2,712)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,045,442	—	3,045,442
Temporary Cash Investments	9,246	—	—	9,246
Total	9,246	3,045,442	—	3,054,688
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,061	—	—	12,061
Liabilities
Futures Contracts[1]	14,773	—	—	14,773
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.